Loan Operations and Lease Operations Portfolio - Summary of Composition of Carrying Amount by Class of Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of loans and lease operations [Line Items]
Opening balance	R$ 26,972	R$ 26,844	R$ 22,392
Write-offs	(19,823)	(24,251)	(20,065)
Net increase / (Reversal)	20,746	24,379	24,517
Closing balance	27,895	26,972	26,844
Corporate loans [member]
Disclosure of loans and lease operations [Line Items]
Opening balance	5,862	6,459	3,114
Write-offs	(1,648)	(4,985)	(4,321)
Net increase / (Reversal)	2,744	4,388	7,666
Closing balance	6,958	5,862	6,459
Small and medium businesses [Member]
Disclosure of loans and lease operations [Line Items]
Opening balance	4,743	4,809	5,158
Write-offs	(4,168)	(4,267)	(3,981)
Net increase / (Reversal)	3,244	4,201	3,632
Closing balance	3,819	4,743	4,809
Individuals [Member]
Disclosure of loans and lease operations [Line Items]
Opening balance	14,259	14,717	13,385
Write-offs	(12,538)	(13,682)	(11,235)
Net increase / (Reversal)	11,271	13,224	12,567
Closing balance	12,992	14,259	14,717
Individuals [Member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Opening balance	644	874	1,469
Write-offs	(476)	(709)	(1,294)
Net increase / (Reversal)	382	479	699
Closing balance	550	644	874
Individuals [Member] | Credit Card [Member]
Disclosure of loans and lease operations [Line Items]
Opening balance	3,693	4,141	3,740
Write-offs	(4,252)	(4,905)	(4,055)
Net increase / (Reversal)	4,028	4,457	4,456
Closing balance	3,469	3,693	4,141
Individuals [Member] | Personal loan [Member]
Disclosure of loans and lease operations [Line Items]
Opening balance	7,756	8,330	7,024
Write-offs	(6,412)	(6,745)	(5,221)
Net increase / (Reversal)	5,500	6,171	6,527
Closing balance	6,844	7,756	8,330
Individuals [Member] | Payroll loans [Member]
Disclosure of loans and lease operations [Line Items]
Opening balance	2,108	1,319	1,107
Write-offs	(1,357)	(1,273)	(622)
Net increase / (Reversal)	1,331	2,062	834
Closing balance	2,082	2,108	1,319
Individuals [Member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Opening balance	58	53	45
Write-offs	(41)	(50)	(43)
Net increase / (Reversal)	30	55	51
Closing balance	47	58	53
Foreign [Member] | Foreign loans - Latin America [Member]
Disclosure of loans and lease operations [Line Items]
Opening balance	2,108	859	735
Write-offs	(1,469)	(1,317)	(528)
Net increase / (Reversal)	3,487	2,566	652
Closing balance	R$ 4,126	R$ 2,108	R$ 859